Vanguard® Institutional Intermediate-Term Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (50.4%)
U.S. Government Securities (21.7%)
	United States Treasury Note/Bond	0.500%	2/28/26	120,000	114,956
	United States Treasury Note/Bond	4.625%	2/28/26	279,000	280,133
	United States Treasury Note/Bond	4.500%	3/31/26	160,000	160,450
	United States Treasury Note/Bond	3.750%	4/15/26	160,000	158,975
	United States Treasury Note/Bond	0.750%	4/30/26	100,000	95,516
[1]	United States Treasury Note/Bond	4.875%	4/30/26	250,000	251,953
	United States Treasury Note/Bond	0.750%	5/31/26	100,000	95,234
	United States Treasury Note/Bond	4.875%	5/31/26	170,657	172,070
	United States Treasury Note/Bond	0.875%	6/30/26	100,000	95,156
	United States Treasury Note/Bond	4.500%	7/15/26	80,000	80,288
	United States Treasury Note/Bond	0.625%	7/31/26	150,000	141,750
[1]	United States Treasury Note/Bond	4.375%	8/15/26	250,900	251,370
	United States Treasury Note/Bond	0.750%	8/31/26	117,500	110,964
	United States Treasury Note/Bond	3.750%	8/31/26	64,725	64,229
	United States Treasury Note/Bond	4.625%	9/15/26	67,721	68,123
	United States Treasury Note/Bond	4.625%	10/15/26	49,498	49,807
	United States Treasury Note/Bond	4.000%	1/15/27	130,500	129,868
	United States Treasury Note/Bond	4.125%	2/15/27	69,100	68,917
	United States Treasury Note/Bond	1.125%	2/28/27	100,000	93,609
[2]	United States Treasury Note/Bond	1.875%	2/28/27	195,500	186,000
	United States Treasury Note/Bond	4.500%	4/15/27	146,000	146,753
	United States Treasury Note/Bond	0.500%	4/30/27	111,250	102,055
	United States Treasury Note/Bond	2.750%	4/30/27	100,000	96,688
	United States Treasury Note/Bond	4.500%	5/15/27	247,000	248,274
	United States Treasury Note/Bond	2.625%	5/31/27	148,000	142,496
	United States Treasury Note/Bond	0.500%	6/30/27	287,000	261,663
	United States Treasury Note/Bond	4.375%	7/15/27	159,000	159,447
	United States Treasury Note/Bond	2.750%	7/31/27	140,000	134,859
	United States Treasury Note/Bond	0.625%	11/30/27	85,000	76,553
	United States Treasury Note/Bond	3.875%	11/30/27	85,000	84,057
	United States Treasury Note/Bond	0.625%	12/31/27	66,400	59,636
	United States Treasury Note/Bond	4.000%	2/29/28	161,000	159,591
	United States Treasury Note/Bond	1.250%	3/31/28	190,017	172,589
	United States Treasury Note/Bond	1.250%	4/30/28	182,478	165,257
	United States Treasury Note/Bond	1.250%	5/31/28	56,154	50,723
	United States Treasury Note/Bond	1.250%	6/30/28	151,858	136,862
	United States Treasury Note/Bond	4.000%	6/30/28	169,000	167,284
	United States Treasury Note/Bond	1.000%	7/31/28	162,698	144,852
	United States Treasury Note/Bond	4.375%	8/31/28	100,000	100,109
	United States Treasury Note/Bond	1.250%	9/30/28	37,844	33,823
	United States Treasury Note/Bond	4.625%	9/30/28	127,200	128,432
	United States Treasury Note/Bond	4.875%	10/31/28	50,000	50,906
	United States Treasury Note/Bond	4.375%	11/30/28	100,000	100,078
	United States Treasury Note/Bond	3.750%	12/31/28	270,127	264,134
	United States Treasury Note/Bond	1.750%	1/31/29	100,000	90,313
	United States Treasury Note/Bond	4.000%	1/31/29	1,800	1,776
	United States Treasury Note/Bond	2.625%	2/15/29	100,000	93,500
	United States Treasury Note/Bond	2.375%	3/31/29	100,000	92,313
	United States Treasury Note/Bond	2.875%	4/30/29	60,000	56,484
	United States Treasury Note/Bond	4.625%	4/30/29	70,000	70,700
	United States Treasury Note/Bond	2.750%	5/31/29	125,000	116,895
	United States Treasury Note/Bond	2.625%	7/31/29	70,000	64,947
	United States Treasury Note/Bond	3.875%	9/30/29	38,902	38,063
	United States Treasury Note/Bond	3.875%	11/30/29	42,240	41,303
					6,522,783
Agency Bonds and Notes (0.0%)
[3]	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,242
Conventional Mortgage-Backed Securities (28.0%)
[3,4]	Fannie Mae Pool	1.290%	2/1/31	3,098	2,565
[3,4]	Fannie Mae Pool	3.000%	3/1/43–3/1/48	11,693	10,085
[3,4]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	18,986	16,865

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae Pool	3.540%	7/1/32	4,711	4,307
[3,4]	Fannie Mae Pool	3.560%	9/1/32	6,757	6,197
[3,4]	Fannie Mae Pool	3.580%	9/1/32	9,038	8,292
[3,4]	Fannie Mae Pool	3.830%	8/1/32	5,350	4,999
[3,4]	Fannie Mae Pool	4.200%	11/1/31	9,688	9,325
[3,4]	Fannie Mae Pool	4.360%	1/1/30	55,300	54,238
[3,4]	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	1,414	1,339
[3,4]	Freddie Mac Gold Pool	3.000%	8/1/32–8/1/47	5,008	4,418
[3,4]	Freddie Mac Gold Pool	3.500%	8/1/32–2/1/50	37,683	33,888
[3,4]	Freddie Mac Gold Pool	3.710%	7/1/29	30,326	29,008
[3,4]	Freddie Mac Gold Pool	3.934%	9/1/29	113,971	110,059
[3,4]	Freddie Mac Gold Pool	4.000%	7/1/29–5/1/49	581,181	561,518
[3,4]	Freddie Mac Gold Pool	4.050%	8/1/31	23,548	22,453
[3,4]	Freddie Mac Gold Pool	4.250%	9/1/29–9/1/31	32,762	31,922
[3,4]	Freddie Mac Gold Pool	4.350%	10/1/29	38,875	38,140
[3,4]	Freddie Mac Gold Pool	4.500%	5/1/39–2/1/47	15,452	15,018
[3,4]	Freddie Mac Gold Pool	5.000%	7/1/39–2/1/49	2,792	2,788
[3,4]	Freddie Mac Gold Pool	5.500%	5/1/40	1,239	1,268
[3,4]	Freddie Mac Gold Pool	6.500%	5/1/37	21	22
[3,4]	Freddie Mac Gold Pool	7.000%	5/1/38	41	44
[3]	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	400	346
[3]	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	10,410	9,188
[3]	Ginnie Mae I Pool	3.500%	1/15/42–7/15/45	2,937	2,664
[3]	Ginnie Mae I Pool	4.000%	4/15/39–12/15/46	1,975	1,869
[3]	Ginnie Mae I Pool	4.500%	2/15/39–12/15/46	10,004	9,688
[3]	Ginnie Mae I Pool	5.000%	2/15/40–9/15/41	383	380
[3]	Ginnie Mae I Pool	5.500%	7/15/40–2/15/41	93	94
[3]	Ginnie Mae I Pool	6.000%	5/15/36–3/15/40	690	708
[3]	Ginnie Mae II Pool	2.000%	11/20/50–8/20/51	263,399	210,616
[3]	Ginnie Mae II Pool	2.500%	3/20/43–6/20/52	260,774	216,840
[3]	Ginnie Mae II Pool	3.000%	3/20/27–4/20/52	253,600	220,666
[3,5]	Ginnie Mae II Pool	3.500%	9/20/47–1/15/55	207,324	185,504
[3]	Ginnie Mae II Pool	4.000%	2/20/34–10/20/52	152,213	141,122
[3,5]	Ginnie Mae II Pool	4.500%	4/20/48–1/15/55	170,574	161,925
[3,5]	Ginnie Mae II Pool	5.000%	4/20/40–1/15/55	222,048	216,009
[3,5]	Ginnie Mae II Pool	5.500%	4/20/40–1/15/55	214,345	214,489
[3,5]	Ginnie Mae II Pool	6.000%	2/20/41–1/15/55	163,676	166,383
[3,5]	Ginnie Mae II Pool	6.500%	9/20/53–1/15/55	88,979	91,831
[3]	Ginnie Mae II Pool	7.000%	8/20/54	9,749	10,007
[3,4,5]	UMBS Pool	1.500%	3/1/36–7/1/51	376,236	297,467
[3,4,5]	UMBS Pool	2.000%	5/1/28–1/25/55	1,413,178	1,137,838
[3,4,5]	UMBS Pool	2.500%	12/1/35–1/25/55	1,044,265	872,427
[3,4,5]	UMBS Pool	3.000%	7/1/32–1/25/55	687,743	599,127
[3,4,5]	UMBS Pool	3.500%	11/1/31–1/25/55	395,659	356,443
[3,4]	UMBS Pool	4.000%	5/1/32–5/1/53	360,614	334,975
[3,4,5]	UMBS Pool	4.500%	12/1/39–2/1/54	328,230	313,909
[3,4,5]	UMBS Pool	5.000%	6/1/39–1/25/55	400,851	389,822
[3,4,5]	UMBS Pool	5.500%	12/1/38–1/25/55	539,603	536,365
[3,4,5]	UMBS Pool	6.000%	10/1/52–1/25/55	430,971	436,633
[3,4]	UMBS Pool	6.500%	9/1/36–8/1/54	252,167	260,224
[3,4]	UMBS Pool	7.000%	10/1/37–12/1/54	58,073	60,208
					8,424,525
Nonconventional Mortgage-Backed Securities (0.7%)
[3,4]	Fannie Mae REMICS	1.750%	9/25/49	130,380	107,661
[3,4]	Fannie Mae REMICS	3.000%	12/25/44	1,348	1,193
[3,4]	Fannie Mae REMICS	4.500%	8/25/49	13,261	12,765
[3,4]	Freddie Mac REMICS	1.000%	8/25/50	24,032	18,956
[3,4]	Freddie Mac REMICS	2.500%	12/25/48	60,379	51,757
[3]	Ginnie Mae REMICS	1.500%	4/20/51–5/20/51	11,303	9,268
					201,600
Total U.S. Government and Agency Obligations (Cost $15,476,467)					15,150,150
Asset-Backed/Commercial Mortgage-Backed Securities (16.7%)
[3]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	8,070	7,993
[3]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	26,900	27,158
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	5,780	5,853
[3]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/29	13,020	13,079
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	7/16/29	9,570	9,503
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/30	5,280	5,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.681%	5/17/32	2,269	2,296
[3,6]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/32	3,713	3,718
[3]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	29,830	30,039
[3]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	30,790	31,330
[3]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	35,970	36,742
[3,6]	American Heritage Auto Receivables Trust Series 2024-1A	4.900%	9/17/29	4,700	4,704
[3,6]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	2,650	2,647
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.430%	1/18/29	19,020	19,221
[3,6]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	10,080	9,616
[3,6]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	2,903	2,887
[3,6]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	5,620	5,688
[3,6]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	4,450	4,280
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	8,450	8,613
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	7,170	7,322
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	17,770	18,424
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	21,940	22,244
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	11,470	11,542
[3]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	21,520	21,615
[3]	BANK Series 2017-BNK4	3.625%	5/15/50	280	271
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	4,288	4,123
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	1,110	1,070
[3]	BANK Series 2017-BNK7	3.175%	9/15/60	11,540	11,085
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	1,370	1,287
[3]	BANK Series 2018-BNK10	3.641%	2/15/61	626	618
[3]	BANK Series 2018-BNK15	4.407%	11/15/61	1,590	1,552
[3]	BANK Series 2019-BNK16	4.005%	2/15/52	3,770	3,605
[3]	BANK Series 2019-BNK19	3.183%	8/15/61	3,910	3,504
[3]	BANK Series 2019-BNK20	3.011%	9/15/62	7,180	6,449
[3]	BANK Series 2019-BNK23	2.920%	12/15/52	15,870	14,279
[3]	BANK Series 2019-BNK24	2.960%	11/15/62	22,230	20,005
[3]	BANK Series 2020-BNK30	1.673%	12/15/53	5,050	4,584
[3]	BANK Series 2021-BNK35	2.285%	6/15/64	4,150	3,475
[3]	BANK Series 2022-BNK40	3.393%	3/15/64	25,475	23,378
[3]	BANK Series 2022-BNK41	3.790%	4/15/65	5,220	4,762
[3]	BANK Series 2022-BNK43	4.399%	8/15/55	22,550	21,287
[3]	BANK Series 2024-5YR7	5.769%	6/15/57	35,376	36,192
[3]	BANK Series 2024-5YR9	5.614%	8/15/57	22,150	22,537
[3]	BANK Series 2024-BNK47	5.716%	6/15/57	36,280	37,535
[3]	BANK Series 2024-BNK48	5.053%	10/15/57	28,610	28,161
[3,6]	Bank of America Auto Trust Series 2023-1A	5.530%	2/15/28	12,740	12,867
[3,6]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	9,570	9,689
[3,6]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	7,725	7,865
[3,6]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	5,600	5,682
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	330	321
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	11,890	11,183
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	13,010	11,894
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	14,750	14,362
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	2,515	2,227
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	1,700	1,437
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	7,100	6,043
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	3,230	2,718
[3]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/55	9,864	9,305
[3]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	13,320	12,801
[3]	BBCMS Mortgage Trust Series 2022-C17	4.441%	9/15/55	5,750	5,483
[3]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	2,600	2,884
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	120	124
[3]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	5,950	5,970
[3]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	9,138	9,267
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	12,610	13,160
[3]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	5,050	5,112
[3]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	24,280	24,810
[3]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/57	14,070	14,376
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	28,720	24,824
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	9,020	8,650
[3]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	1,100	1,065
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	6,000	5,342
[3]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	7,163	6,489
[3]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	4,400	4,036
[3]	Benchmark Mortgage Trust Series 2021-B29	2.205%	9/15/54	9,540	8,559
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	22,810	21,614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	10,416	10,599
[3]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/57	9,700	9,969
[3]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	20,210	21,005
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	7,940	7,967
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	15,510	16,422
[3]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	12,940	13,212
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	10,250	10,774
[3]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	11,620	11,834
[3]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	25,070	25,714
[3]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	40,580	41,972
[3]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	10,740	10,906
[3]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	8,490	8,618
[3]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	11,800	11,672
[3]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	6,930	7,018
[3]	BMW Vehicle Owner Trust Series 2024-A	5.040%	4/25/31	9,040	9,129
[3,6]	BPR Trust Series 2023-BRK2	6.899%	10/5/38	6,000	6,172
[3,6]	BX Trust Series 2019-OC11	3.202%	12/9/41	10,830	9,781
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,000	5,341
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	9,340	8,986
[3]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	10,550	10,551
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	2,000	1,976
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	6,820	6,834
[3]	Capital One Prime Auto Receivables Trust Series 2023-2	5.820%	6/15/28	30,800	31,351
[3]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	20,300	20,715
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/29	30,670	30,708
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	2,500	2,500
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	10,070	9,741
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	9,600	9,499
[3]	CarMax Auto Owner Trust Series 2023-1	4.980%	1/16/29	3,340	3,348
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	3,720	3,741
[3]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	21,670	21,854
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	16,460	16,672
[3]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	19,800	20,337
[3]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	8,680	8,728
[3]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	4,090	4,112
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	21,950	21,949
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	4,290	4,277
[3]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	325	324
[3]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	3,260	3,234
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	8,360	8,076
[3]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	2,271	2,261
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/30	12,210	12,184
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	14,100	14,022
[3]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	5,000	4,765
[3]	CD Mortgage Trust Series 2016-CD1	2.459%	8/10/49	6,248	6,027
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	480	456
[3]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	3,090	2,941
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	1,450	1,373
[3]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	4,136	3,980
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	3,376	3,315
[3,6]	Chase Auto Owner Trust Series 2024-1A	5.130%	5/25/29	10,050	10,127
[3,6]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	6,300	6,356
[3,6]	Chase Auto Owner Trust Series 2024-2A	5.480%	11/26/29	14,940	15,256
[3,6]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/30	4,480	4,545
[3,6]	Chase Auto Owner Trust Series 2024-3A	5.080%	12/25/29	15,600	15,754
[3,6]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/30	10,960	11,009
[3]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	19,700	19,675
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	2,300	2,282
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	4,000	3,927
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	710	682
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	4,560	4,396
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	5,620	5,455
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	65	63
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/72	8,630	8,243
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	20,340	18,553
[3,6]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	23,800	24,258
[3,6]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	4,910	4,946
[3,6]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/31	11,570	11,718
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	2,610	2,534
[3]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	15,490	15,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	4,920	4,929
[3]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	31,180	31,724
[3]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	7,750	7,754
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	9,970	9,032
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	857	849
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.210%	11/15/49	3,283	3,237
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	2,713	2,618
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	8,560	8,136
[3]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/52	1,500	1,362
[3]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/52	17,500	15,788
[3]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	4,500	3,916
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	12,430	10,492
[3,6]	Dell Equipment Finance Trust Series 2024-2	4.590%	8/22/30	6,380	6,376
[3]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	36,750	36,992
[3,6]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	8,020	8,190
[3,6]	DLLAD LLC Series 2024-1A	5.300%	7/20/29	4,840	4,904
[3,6]	DLLST LLC Series 2024-1A	4.930%	4/22/30	3,020	3,021
[3,6,7]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	5.483%	10/25/56	84	84
[3,6]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	135	135
[3,6]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/28	5,640	5,673
[3,6]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/31	4,050	4,069
[3,6]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/28	7,260	7,228
[3,6]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/31	7,400	7,351
[3,4]	Fannie Mae-Aces Series 2024-M6	2.905%	7/25/27	130,000	125,069
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	10,000	9,783
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K086	3.859%	11/25/28	10,600	10,291
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	20,200	19,243
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	10,600	10,126
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K525	4.782%	5/25/29	7,600	7,603
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K530	4.792%	9/25/29	20,000	20,008
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	20,880	21,217
[3]	First National Master Note Trust Series 2023-1	5.130%	4/15/29	15,370	15,460
[3]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	8,850	8,979
[3]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	20,520	20,710
[3]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	1,800	1,830
[3]	Ford Credit Auto Lease Trust Series 2024-A	5.050%	6/15/27	5,360	5,394
[3]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	6,280	6,321
[3,6]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	20,470	20,102
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	12,000	11,942
[3]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	7,340	7,416
[3,6]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	18,100	18,172
[3,6]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	19,210	19,559
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	6,520	6,512
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	26,520	26,751
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	7,760	7,838
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	13,000	13,227
[3,6]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	16,280	16,307
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	13,300	13,415
[3]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/30	13,120	13,239
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.610%	8/15/29	35,370	35,395
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/30	4,370	4,372
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	3,830	3,830
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	25,430	25,552
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/29	30,700	31,120
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.300%	9/15/29	28,550	28,255
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	20,040	19,683
[3]	FREMF Mortgage Trust Series K532	4.250%	11/25/29	140,000	136,801
[3,6]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	32,596	29,019
[3,6]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	22,238	20,446
[3,6]	GCAT Trust Series 2024-INV4	5.500%	12/25/54	22,114	21,997
[3,6]	GCAT Trust Series 2024-INV4	6.000%	12/25/54	65,190	65,096
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	6,980	6,779
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	9,090	8,953
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	5,260	5,291
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	2,010	2,012
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	6,130	6,112
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	24,840	25,108
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	13,860	14,046
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	13,000	13,220
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	5,900	5,934

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/29	10,940	11,051
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/30	9,070	9,004
[3,6]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	24,970	25,261
[3,6]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	28,020	29,036
[3,6]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	11,540	11,638
[3,6]	GMF Floorplan Owner Revolving Trust Series 2023-1	5.340%	6/15/28	23,690	23,957
[3,6]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/30	18,390	18,728
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.130%	3/15/29	27,580	27,855
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	25,300	25,520
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/28	21,650	21,689
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	2,540	2,542
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/29	39,480	39,503
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	3,430	3,427
[3,6]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	31,180	29,497
[3,6]	GreatAmerica Leasing Receivables Funding LLC Series 2024-1	4.980%	1/18/28	13,040	13,106
[3,6]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/31	9,430	9,498
[3,6]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/29	12,260	12,339
[3]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	720	688
[3]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	2,600	2,467
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	5,441	4,881
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	8,795	7,622
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	9,640	7,944
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	11,340	11,562
[3,6]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	3,000	2,817
[3]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	6,870	6,938
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	7,660	7,710
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	11,050	11,108
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	22,890	23,118
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	18,750	18,963
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	21,820	22,090
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/30	22,160	22,481
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	32,680	32,523
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	3,050	3,024
[3,6]	HPEFS Equipment Trust Series 2024-2A	5.360%	10/20/31	5,970	6,029
[3,6]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	7,545	7,651
[3,6]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.070%	2/15/28	5,980	6,016
[3,6]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.390%	3/15/28	8,540	8,642
[3,6]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.620%	4/17/28	5,890	5,893
[3,6]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/29	2,990	2,992
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	8,810	8,795
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	21,700	21,937
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	6,930	7,030
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	11,320	11,578
[3]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/29	13,710	13,812
[3]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/31	11,160	11,241
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/31	7,030	6,974
[3]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	13,840	13,954
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	7,620	7,680
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	1,525	1,467
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	1,788	1,759
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	360	341
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	60	58
[3,6]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	9,680	9,488
[3,6]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	3,570	3,596
[3,6]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	18,060	18,248
[3,6]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	6,520	6,566
[3,6]	Kubota Credit Owner Trust Series 2024-1A	5.190%	7/17/28	10,040	10,151
[3,6]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	5,360	5,421
[3,6]	LAD Auto Receivables Trust Series 2024-3A	4.520%	3/15/29	7,370	7,335
[3,6]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	3,090	3,059
[3,6]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	7,920	7,996
[3,6]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/32	10,390	10,477
[3,6]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	4,800	4,697
[3,6]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/31	8,350	8,383
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.372%	10/15/48	2,500	2,479
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	9,568	9,509
[3]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	761	749
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	5,373	5,282
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	1,000	973
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	13,640	12,480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	2,600	2,196
[3,6]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	29,924	26,939
[3,6]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/54	14,395	14,599
[3]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	9,640	10,153
[3,6,7]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	6.298%	3/15/72	2,729	2,746
[3,6]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	4,590	4,640
[3]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	4,580	4,598
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	12,360	12,404
[3]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/31	19,160	19,423
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/29	9,870	9,830
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	3,130	3,103
[3,6]	OBX Trust Series 2022-INV5	4.000%	10/25/52	14,826	13,255
[3,6]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	7,060	7,118
[3,6]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	33,085	33,261
[3,6]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	17,230	17,458
[3,6]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/59	5,985	5,947
[3,6]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/59	21,984	21,952
[3,6]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	164,856	165,225
[3,6]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.720%	6/23/31	10,450	10,464
[3,6]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	11,820	11,990
[3,6]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/32	7,110	7,064
[3,6]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	4,286	4,107
[3,6]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	5,197	5,130
[3,6]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	7,530	7,011
[3,6]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	6,875	6,382
[3,6]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	10,600	9,677
[3,6]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	25,490	23,371
[3,6]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	6,800	6,192
[3,6]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/54	19,320	19,571
[3,6]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/32	1,500	1,513
[3,6]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.911%	1/18/33	1,267	1,265
[3,6]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/33	1,450	1,447
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	6,760	6,831
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	1,850	1,861
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	11,910	12,065
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	13,500	13,484
[3,6]	SBNA Auto Receivables Trust Series 2024-A	5.320%	12/15/28	8,840	8,884
[3,6]	SBNA Auto Receivables Trust Series 2024-A	5.210%	4/16/29	4,640	4,672
[3,6]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	3,090	3,141
[3,6]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	3,350	3,356
[3,6]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	19,972	19,954
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/31	5,890	5,910
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	6,900	6,968
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	3,970	4,017
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/31	8,180	8,143
[3,6]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	63	62
[3,6]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	168	165
[3,6]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	309	304
[3,6]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	24	23
[3,6]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	24	23
[3]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	49,700	50,644
[3]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	34,680	34,953
[3]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/30	39,770	40,026
[3,6]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	8,970	9,084
[3,6]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/28	11,470	11,580
[3,6]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	4,100	4,151
[3,6]	T-Mobile US Trust Series 2024-2A	4.250%	5/21/29	18,020	17,889
[3,6]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	12,870	12,647
[3,6]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/36	18,060	18,215
[3,6]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	4,650	4,722
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	7,990	7,863
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	2,630	2,598
[3]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	9,450	9,578
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	4,340	4,327
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	27,650	27,735
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	27,670	27,700
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	28,110	28,330
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	12,880	13,014
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	6,965	6,981
[3]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/29	14,340	14,576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/29	13,230	13,191
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	3,090	3,064
[3,6]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	16,680	16,897
[3,6]	Toyota Lease Owner Trust Series 2024-A	5.260%	6/20/28	10,960	11,070
[3,6]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	17,610	17,818
[3,6]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	8,040	7,748
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,710	1,644
[3,6]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	140	138
[3,6]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	2,700	2,713
[3,6]	VEGAS Trust Series 2024-TI	5.518%	11/10/39	7,860	7,880
[3]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	35,930	36,270
[3,6]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	9,350	9,551
[3]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	23,920	24,404
[3,6]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	33,560	33,663
[3,6]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	11,440	11,553
[3]	Verizon Master Trust Series 2024-6	4.170%	8/20/30	41,654	41,253
[3]	Verizon Master Trust Series 2024-8	4.620%	11/20/30	43,740	43,699
[3]	Verizon Master Trust Series 2024-8	4.820%	11/20/30	11,270	11,275
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	23,650	23,787
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	9,620	9,681
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/29	51,350	51,457
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	3,330	3,331
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	2,139	2,109
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	1,285	1,235
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,200	3,073
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	3,040	2,923
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	3,160	3,023
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.589%	12/15/50	4,890	4,614
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	6,170	5,990
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	1,095	1,053
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	17,170	16,809
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	766	758
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	1,820	1,770
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	2,850	2,604
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	11,220	11,263
[3]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	87,060	86,470
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	9,420	9,139
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	7,570	7,473
[3]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	6,940	7,062
[3]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	7,550	7,556
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	4,390	4,390
[3]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	23,000	23,164
[3]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	8,940	8,994
[3]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	9,905	10,175
[3]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	13,540	13,536
[3]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	13,320	13,511
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,059,131)					5,042,904
Corporate Bonds (28.3%)
Communications (1.1%)
	AT&T Inc.	3.800%	2/15/27	9,299	9,119
	AT&T Inc.	4.350%	3/1/29	15,000	14,679
[3]	AT&T Inc.	4.300%	2/15/30	7,000	6,773
	Comcast Corp.	3.150%	2/15/28	28,825	27,445
	Comcast Corp.	4.150%	10/15/28	40,135	39,148
	Comcast Corp.	4.550%	1/15/29	11,670	11,552
	Comcast Corp.	5.100%	6/1/29	11,000	11,100
	Comcast Corp.	2.650%	2/1/30	10,970	9,824
	Comcast Corp.	3.400%	4/1/30	11,500	10,657
	Comcast Corp.	1.950%	1/15/31	10,000	8,362
	Comcast Corp.	4.250%	1/15/33	12,000	11,190
	Comcast Corp.	5.300%	6/1/34	16,000	15,969
	Meta Platforms Inc.	3.850%	8/15/32	21,350	19,839
	Meta Platforms Inc.	4.750%	8/15/34	12,500	12,167
[6]	NTT Finance Corp.	1.162%	4/3/26	34,635	33,155
[6]	NTT Finance Corp.	2.065%	4/3/31	4,335	3,624
	T-Mobile USA Inc.	3.375%	4/15/29	28,710	26,810
	T-Mobile USA Inc.	4.200%	10/1/29	25,718	24,879
	T-Mobile USA Inc.	3.875%	4/15/30	27,292	25,677

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	5.150%	4/15/34	7,000	6,874
					328,843
Consumer Discretionary (1.9%)
	Amazon.com Inc.	1.500%	6/3/30	8,152	6,913
	Amazon.com Inc.	2.100%	5/12/31	21,965	18,746
[3]	American Honda Finance Corp.	2.350%	1/8/27	25,000	23,870
[3]	American Honda Finance Corp.	4.450%	10/22/27	9,375	9,307
	American Honda Finance Corp.	4.600%	4/17/30	26,580	26,099
[3]	American Honda Finance Corp.	1.800%	1/13/31	12,000	9,900
[3]	American Honda Finance Corp.	5.050%	7/10/31	17,590	17,382
[3]	American Honda Finance Corp.	4.900%	1/10/34	12,500	11,993
[6]	BMW US Capital LLC	4.900%	4/2/27	49,000	49,133
	General Motors Co.	4.200%	10/1/27	8,410	8,248
	General Motors Co.	6.800%	10/1/27	4,205	4,390
	General Motors Financial Co. Inc.	4.350%	1/17/27	25,230	24,934
	General Motors Financial Co. Inc.	2.700%	8/20/27	2,815	2,659
	General Motors Financial Co. Inc.	5.950%	4/4/34	5,000	5,023
	Home Depot Inc.	2.950%	6/15/29	19,485	18,110
	Home Depot Inc.	2.700%	4/15/30	16,365	14,730
	Home Depot Inc.	4.850%	6/25/31	4,735	4,730
	Home Depot Inc.	1.875%	9/15/31	8,965	7,406
	Home Depot Inc.	3.250%	4/15/32	12,425	11,083
	Marriott International Inc.	4.800%	3/15/30	10,000	9,923
[6]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	25,125	25,151
[6]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	14,530	14,633
[6]	Mercedes-Benz Finance North America LLC	4.800%	1/11/27	41,315	41,296
[6]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	29,010	28,802
[6]	Mercedes-Benz Finance North America LLC	4.850%	1/11/29	20,000	19,837
[3]	Toyota Motor Credit Corp.	4.550%	9/20/27	21,620	21,606
[3]	Toyota Motor Credit Corp.	4.350%	10/8/27	5,190	5,154
	Toyota Motor Credit Corp.	4.625%	1/12/28	7,185	7,169
[3]	Toyota Motor Credit Corp.	5.250%	9/11/28	15,000	15,226
	Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	19,138
	Toyota Motor Credit Corp.	5.050%	5/16/29	20,930	21,080
	Toyota Motor Credit Corp.	5.550%	11/20/30	5,505	5,670
	Toyota Motor Credit Corp.	5.100%	3/21/31	19,450	19,544
[3]	Toyota Motor Credit Corp.	4.600%	10/10/31	15,185	14,762
[3]	Toyota Motor Credit Corp.	4.800%	1/5/34	17,205	16,711
					560,358
Consumer Staples (1.9%)
	Altria Group Inc.	4.800%	2/14/29	11,773	11,639
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	15,693	15,696
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	31,000	29,042
	BAT Capital Corp.	3.557%	8/15/27	48,389	46,815
	BAT Capital Corp.	4.906%	4/2/30	5,000	4,937
	BAT Capital Corp.	2.726%	3/25/31	7,000	6,042
	BAT International Finance plc	1.668%	3/25/26	2,679	2,578
	BAT International Finance plc	4.448%	3/16/28	22,028	21,661
	Brown-Forman Corp.	4.750%	4/15/33	8,885	8,662
	Colgate-Palmolive Co.	3.250%	8/15/32	7,460	6,689
	Costco Wholesale Corp.	1.600%	4/20/30	7,311	6,254
	General Mills Inc.	3.200%	2/10/27	4,205	4,083
	General Mills Inc.	4.875%	1/30/30	22,640	22,493
	General Mills Inc.	5.250%	1/30/35	12,500	12,299
	Haleon US Capital LLC	3.625%	3/24/32	10,000	9,051
	Hershey Co.	4.500%	5/4/33	8,690	8,440
	Kenvue Inc.	4.900%	3/22/33	10,000	9,827
	Keurig Dr Pepper Inc.	5.050%	3/15/29	15,000	15,036
	PepsiCo Inc.	1.625%	5/1/30	4,745	4,043
	PepsiCo Inc.	1.950%	10/21/31	2,575	2,140
	PepsiCo Inc.	3.900%	7/18/32	990	925
	Philip Morris International Inc.	4.750%	2/12/27	9,595	9,617
	Philip Morris International Inc.	4.375%	11/1/27	12,645	12,538
	Philip Morris International Inc.	5.125%	11/17/27	60,575	61,290
	Philip Morris International Inc.	4.875%	2/15/28	24,115	24,164
	Philip Morris International Inc.	4.875%	2/13/29	10,000	9,991
	Philip Morris International Inc.	3.375%	8/15/29	10,230	9,599
	Philip Morris International Inc.	5.625%	11/17/29	21,035	21,662
	Philip Morris International Inc.	5.125%	2/15/30	41,850	42,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	5.125%	2/13/31	23,310	23,321
	Philip Morris International Inc.	5.750%	11/17/32	10,680	10,972
	Philip Morris International Inc.	5.375%	2/15/33	17,675	17,703
	Philip Morris International Inc.	5.625%	9/7/33	2,000	2,031
	Philip Morris International Inc.	5.250%	2/13/34	34,715	34,330
	Target Corp.	2.350%	2/15/30	11,910	10,578
	Tyson Foods Inc.	3.550%	6/2/27	3,219	3,123
	Tyson Foods Inc.	4.350%	3/1/29	9,243	8,980
	Tyson Foods Inc.	5.700%	3/15/34	10,000	10,115
	Unilever Capital Corp.	2.125%	9/6/29	21,050	18,734
					579,179
Energy (1.3%)
	BP Capital Markets America Inc.	4.234%	11/6/28	8,000	7,832
	BP Capital Markets America Inc.	2.721%	1/12/32	22,386	19,153
	BP Capital Markets America Inc.	4.812%	2/13/33	22,000	21,219
	BP Capital Markets plc	3.723%	11/28/28	2,095	2,014
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	43,855	44,081
	Chevron Corp.	2.236%	5/11/30	1,300	1,145
	Diamondback Energy Inc.	5.200%	4/18/27	8,410	8,490
	Diamondback Energy Inc.	3.500%	12/1/29	12,205	11,356
	Diamondback Energy Inc.	5.400%	4/18/34	5,000	4,918
	Enbridge Inc.	3.125%	11/15/29	15,000	13,733
	Enbridge Inc.	5.700%	3/8/33	20,000	20,217
	Energy Transfer LP	4.750%	1/15/26	6,406	6,398
	Energy Transfer LP	4.000%	10/1/27	4,145	4,053
	Energy Transfer LP	5.600%	9/1/34	15,000	14,930
	Enterprise Products Operating LLC	4.850%	1/31/34	30,860	29,855
[3]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	22,000	17,899
	Helmerich & Payne Inc.	2.900%	9/29/31	9,500	7,906
	Kinder Morgan Inc.	5.000%	2/1/29	23,500	23,411
	ONEOK Inc.	4.000%	7/13/27	4,459	4,378
	ONEOK Inc.	4.250%	9/24/27	4,499	4,434
[3]	Petronas Capital Ltd.	3.500%	4/21/30	18,743	17,350
[3]	Petronas Energy Canada Ltd.	2.112%	3/23/28	26,681	24,330
	Schlumberger Investment SA	4.500%	5/15/28	17,250	17,112
	Schlumberger Investment SA	4.850%	5/15/33	11,870	11,589
	Targa Resources Corp.	6.150%	3/1/29	11,361	11,785
	Targa Resources Partners LP	6.500%	7/15/27	11,363	11,445
	TotalEnergies Capital International SA	3.455%	2/19/29	9,940	9,468
	TransCanada PipeLines Ltd.	4.100%	4/15/30	21,236	20,155
	Williams Cos. Inc.	3.750%	6/15/27	6,540	6,372
					397,028
Financials (15.3%)
	AerCap Ireland Capital DAC	2.450%	10/29/26	32,655	31,267
	AerCap Ireland Capital DAC	4.625%	10/15/27	7,669	7,618
	American Express Co.	2.550%	3/4/27	15,400	14,739
	American Express Co.	5.645%	4/23/27	10,270	10,378
	American Express Co.	5.389%	7/28/27	34,150	34,517
	American Express Co.	5.850%	11/5/27	7,600	7,832
	American Express Co.	5.098%	2/16/28	26,870	27,014
	American Express Co.	5.043%	7/26/28	22,028	22,105
	American Express Co.	5.282%	7/27/29	10,000	10,093
	American Express Co.	5.532%	4/25/30	7,260	7,389
	American Express Co.	5.284%	7/26/35	22,072	21,814
	Arthur J Gallagher & Co.	4.600%	12/15/27	9,691	9,652
	Arthur J Gallagher & Co.	5.000%	2/15/32	20,395	20,122
[3,7,8]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 0.920%	5.341%	11/4/25	2,600	1,616
	Banco Santander SA	6.527%	11/7/27	15,200	15,632
[3]	Banco Santander SA	5.365%	7/15/28	23,600	23,761
	Banco Santander SA	5.588%	8/8/28	9,229	9,350
[3]	Bank of America Corp.	4.827%	7/22/26	51,020	51,011
	Bank of America Corp.	5.080%	1/20/27	15,424	15,470
[3]	Bank of America Corp.	3.559%	4/23/27	2,777	2,731
	Bank of America Corp.	1.734%	7/22/27	8,000	7,626
[3]	Bank of America Corp.	3.824%	1/20/28	22,156	21,694
[3]	Bank of America Corp.	2.551%	2/4/28	14,330	13,655
[3]	Bank of America Corp.	3.705%	4/24/28	5,800	5,647
	Bank of America Corp.	4.376%	4/27/28	13,000	12,853
[3]	Bank of America Corp.	4.948%	7/22/28	11,480	11,501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	6.204%	11/10/28	8,510	8,810
[3]	Bank of America Corp.	3.419%	12/20/28	34,922	33,479
[3]	Bank of America Corp.	3.970%	3/5/29	16,624	16,115
	Bank of America Corp.	5.202%	4/25/29	35,160	35,330
[3]	Bank of America Corp.	2.087%	6/14/29	23,300	21,119
[3]	Bank of America Corp.	3.974%	2/7/30	1,960	1,879
[3]	Bank of America Corp.	3.194%	7/23/30	23,795	21,898
[3]	Bank of America Corp.	2.884%	10/22/30	17,816	16,106
[3]	Bank of America Corp.	1.898%	7/23/31	10,000	8,413
[3]	Bank of America Corp.	2.651%	3/11/32	5,110	4,398
	Bank of America Corp.	2.687%	4/22/32	38,400	33,009
	Bank of America Corp.	2.299%	7/21/32	30,200	25,178
	Bank of America Corp.	2.572%	10/20/32	12,000	10,100
[3]	Bank of America Corp.	2.972%	2/4/33	25,460	21,885
	Bank of America Corp.	4.571%	4/27/33	23,130	21,996
	Bank of America Corp.	5.288%	4/25/34	10,942	10,857
	Bank of Montreal	5.300%	6/5/26	20,000	20,181
[3]	Bank of Montreal	1.250%	9/15/26	11,520	10,887
[3]	Bank of Montreal	4.700%	9/14/27	12,000	11,990
	Bank of New York Mellon Corp.	4.947%	4/26/27	140,874	141,415
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	7,616
	Bank of New York Mellon Corp.	4.890%	7/21/28	20,000	20,068
[3]	Bank of New York Mellon Corp.	5.802%	10/25/28	20,000	20,521
[3]	Bank of New York Mellon Corp.	6.317%	10/25/29	12,402	13,025
	Bank of New York Mellon Corp.	4.596%	7/26/30	9,650	9,526
[3]	Bank of New York Mellon Corp.	5.834%	10/25/33	10,000	10,350
	Bank of New York Mellon Corp.	4.706%	2/1/34	10,000	9,599
[3]	Bank of New York Mellon Corp.	6.474%	10/25/34	5,550	5,998
[3]	Bank of New York Mellon Corp.	5.188%	3/14/35	24,450	24,167
[6]	Bank of New Zealand	5.076%	1/30/29	20,000	20,040
	Bank of Nova Scotia	1.050%	3/2/26	14,350	13,771
	Bank of Nova Scotia	1.350%	6/24/26	5,000	4,768
	Bank of Nova Scotia	2.700%	8/3/26	5,674	5,506
	Bank of Nova Scotia	1.300%	9/15/26	7,200	6,809
[3]	Bank of Nova Scotia	5.400%	6/4/27	14,700	14,931
	Bank of Nova Scotia	5.250%	6/12/28	3,290	3,324
	Bank of Nova Scotia	4.850%	2/1/30	2,098	2,079
	Bank of Nova Scotia	5.650%	2/1/34	10,000	10,164
	BlackRock Funding Inc.	5.000%	3/14/34	9,000	8,890
	Blackrock Inc.	2.400%	4/30/30	2,256	2,002
	Blackrock Inc.	1.900%	1/28/31	2,800	2,358
[6]	BPCE SA	5.203%	1/18/27	10,000	10,049
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	10,000	10,200
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	20,000	20,221
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	10,020	9,971
	Cboe Global Markets Inc.	1.625%	12/15/30	4,674	3,878
	Cboe Global Markets Inc.	3.000%	3/16/32	11,833	10,277
	Charles Schwab Corp.	3.200%	3/2/27	10,000	9,687
	Charles Schwab Corp.	2.450%	3/3/27	23,980	22,888
	Charles Schwab Corp.	3.300%	4/1/27	4,574	4,441
	Charles Schwab Corp.	3.200%	1/25/28	4,143	3,965
	Charles Schwab Corp.	4.000%	2/1/29	8,980	8,705
	Charles Schwab Corp.	5.643%	5/19/29	8,000	8,160
	Charles Schwab Corp.	3.250%	5/22/29	6,955	6,514
	Charles Schwab Corp.	2.900%	3/3/32	9,500	8,188
	Charles Schwab Corp.	5.853%	5/19/34	8,000	8,229
	Chubb INA Holdings LLC	4.650%	8/15/29	35,340	35,193
	Chubb INA Holdings LLC	1.375%	9/15/30	19,939	16,540
	Chubb INA Holdings LLC	5.000%	3/15/34	18,450	18,217
[3]	Citibank NA	5.488%	12/4/26	8,126	8,247
	Citibank NA	4.876%	11/19/27	28,008	28,015
[3]	Citibank NA	5.570%	4/30/34	28,675	29,016
	CME Group Inc.	2.650%	3/15/32	14,133	12,170
	Cooperatieve Rabobank UA	4.494%	10/17/29	8,690	8,520
[6]	Corebridge Global Funding	4.900%	12/3/29	10,000	9,930
[6]	Credit Agricole SA	4.631%	9/11/28	9,840	9,712
[6]	Danske Bank A/S	5.427%	3/1/28	8,020	8,088
[6]	DNB Bank ASA	1.535%	5/25/27	10,000	9,537
[6]	GA Global Funding Trust	5.500%	1/8/29	15,000	15,143
[6]	GA Global Funding Trust	5.200%	12/9/31	25,000	24,375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	HSBC Holdings plc	4.292%	9/12/26	9,308	9,260
	HSBC Holdings plc	4.755%	6/9/28	5,500	5,459
[3]	HSBC Holdings plc	2.013%	9/22/28	25,000	23,030
	HSBC Holdings plc	7.390%	11/3/28	10,845	11,490
[3]	HSBC Holdings plc	4.583%	6/19/29	8,855	8,677
	HSBC Holdings plc	2.206%	8/17/29	36,000	32,337
	HSBC Holdings plc	5.286%	11/19/30	6,000	5,956
[3]	HSBC Holdings plc	2.357%	8/18/31	17,440	14,834
	HSBC Holdings plc	2.804%	5/24/32	10,000	8,495
	HSBC Holdings plc	2.871%	11/22/32	4,000	3,373
	HSBC Holdings plc	5.402%	8/11/33	3,000	2,963
	HSBC Holdings plc	6.254%	3/9/34	8,500	8,824
	Huntington Bancshares Inc.	6.208%	8/21/29	20,400	21,048
	Huntington National Bank	4.552%	5/17/28	5,000	4,957
	Huntington National Bank	5.650%	1/10/30	6,250	6,351
	Intercontinental Exchange Inc.	4.000%	9/15/27	10,500	10,344
	Intercontinental Exchange Inc.	4.350%	6/15/29	14,700	14,387
	Intercontinental Exchange Inc.	1.850%	9/15/32	5,200	4,122
	Intercontinental Exchange Inc.	4.600%	3/15/33	12,500	11,991
	Invesco Finance plc	3.750%	1/15/26	1,897	1,877
	JPMorgan Chase & Co.	1.045%	11/19/26	11,045	10,690
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	12,891	12,778
	JPMorgan Chase & Co.	1.578%	4/22/27	10,000	9,602
	JPMorgan Chase & Co.	1.470%	9/22/27	12,000	11,347
	JPMorgan Chase & Co.	6.070%	10/22/27	18,340	18,768
	JPMorgan Chase & Co.	5.040%	1/23/28	84,990	85,258
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	3,910	3,825
	JPMorgan Chase & Co.	2.947%	2/24/28	4,685	4,503
	JPMorgan Chase & Co.	5.571%	4/22/28	19,000	19,326
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	27,440	26,643
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	1,213	1,138
	JPMorgan Chase & Co.	4.979%	7/22/28	9,624	9,649
	JPMorgan Chase & Co.	4.505%	10/22/28	23,870	23,656
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	8,575	8,228
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	19,835	19,224
	JPMorgan Chase & Co.	2.069%	6/1/29	36,944	33,544
	JPMorgan Chase & Co.	5.299%	7/24/29	50,000	50,454
	JPMorgan Chase & Co.	6.087%	10/23/29	20,000	20,743
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	42,077	41,192
	JPMorgan Chase & Co.	5.012%	1/23/30	18,401	18,374
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	4,600	4,355
	JPMorgan Chase & Co.	4.565%	6/14/30	30,000	29,389
	JPMorgan Chase & Co.	4.995%	7/22/30	28,125	28,012
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	20,000	17,998
	JPMorgan Chase & Co.	1.953%	2/4/32	12,330	10,228
	JPMorgan Chase & Co.	2.580%	4/22/32	24,095	20,675
	JPMorgan Chase & Co.	2.545%	11/8/32	15,000	12,651
	JPMorgan Chase & Co.	4.586%	4/26/33	8,790	8,412
	JPMorgan Chase & Co.	4.912%	7/25/33	7,600	7,432
	JPMorgan Chase & Co.	6.254%	10/23/34	2,000	2,115
	JPMorgan Chase & Co.	5.294%	7/22/35	7,000	6,925
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	5,000	4,987
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	38,940	38,520
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	16,510	16,493
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	5,800	4,999
	Mastercard Inc.	2.950%	6/1/29	11,000	10,257
	Mastercard Inc.	2.000%	11/18/31	5,850	4,857
	Mastercard Inc.	4.350%	1/15/32	36,000	34,789
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	10,800	10,271
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	11,500	10,879
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	18,300	18,360
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	7,330	7,420
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	6,550	6,274
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	7,424
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	12,090	12,183
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	3,710	3,770
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	10,000	8,369
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	7,000	5,897
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	3,800	3,757
	Mizuho Financial Group Inc.	1.554%	7/9/27	8,000	7,614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	5.778%	7/6/29	7,670	7,843
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	4,958
[3]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	3,614
[3]	Mizuho Financial Group Inc.	2.201%	7/10/31	5,000	4,274
	Mizuho Financial Group Inc.	5.748%	7/6/34	15,000	15,286
[3]	Morgan Stanley	4.350%	9/8/26	7,234	7,182
	Morgan Stanley	5.050%	1/28/27	18,480	18,535
	Morgan Stanley	1.593%	5/4/27	3,575	3,427
[3]	Morgan Stanley	1.512%	7/20/27	3,644	3,467
	Morgan Stanley	2.475%	1/21/28	11,900	11,332
[3]	Morgan Stanley	5.652%	4/13/28	15,000	15,244
[3]	Morgan Stanley	3.591%	7/22/28	4,450	4,291
	Morgan Stanley	6.296%	10/18/28	27,436	28,420
[3]	Morgan Stanley	3.772%	1/24/29	25,000	24,105
	Morgan Stanley	5.123%	2/1/29	24,090	24,139
[3]	Morgan Stanley	5.164%	4/20/29	10,000	10,027
	Morgan Stanley	5.449%	7/20/29	20,461	20,686
	Morgan Stanley	5.173%	1/16/30	25,000	25,012
	Morgan Stanley	5.042%	7/19/30	40,000	39,827
[3]	Morgan Stanley	2.699%	1/22/31	12,265	10,889
[3]	Morgan Stanley	3.622%	4/1/31	10,510	9,748
[3]	Morgan Stanley	1.794%	2/13/32	42,486	34,669
[3]	Morgan Stanley	1.928%	4/28/32	8,285	6,784
[3]	Morgan Stanley	2.239%	7/21/32	21,500	17,801
[3]	Morgan Stanley	2.511%	10/20/32	18,000	15,066
	Morgan Stanley	4.889%	7/20/33	22,950	22,215
	Morgan Stanley	6.342%	10/18/33	29,000	30,665
[3]	Morgan Stanley	5.250%	4/21/34	19,420	19,117
	Morgan Stanley Bank NA	4.447%	10/15/27	20,000	19,862
[3]	Morgan Stanley Bank NA	4.952%	1/14/28	43,050	43,092
[3]	Morgan Stanley Bank NA	5.504%	5/26/28	13,600	13,777
[3]	Morgan Stanley Bank NA	4.968%	7/14/28	24,988	25,056
	National Australia Bank Ltd.	5.087%	6/11/27	10,500	10,610
[6]	National Australia Bank Ltd.	5.181%	6/11/34	10,000	9,981
	National Bank of Canada	5.600%	7/2/27	35,000	35,386
[6]	National Securities Clearing Corp.	5.150%	6/26/26	14,040	14,159
[6]	New York Life Global Funding	4.600%	12/5/29	15,000	14,846
[6]	New York Life Global Funding	1.850%	8/1/31	5,000	4,114
[6]	New York Life Global Funding	4.550%	1/28/33	10,000	9,570
[6]	New York Life Global Funding	5.000%	1/9/34	9,250	9,140
[3]	NongHyup Bank	1.250%	7/28/26	20,000	18,895
	Northern Trust Corp.	3.150%	5/3/29	5,000	4,684
	Northern Trust Corp.	6.125%	11/2/32	5,000	5,271
[3]	PNC Bank NA	3.100%	10/25/27	17,317	16,598
[3]	PNC Bank NA	4.050%	7/26/28	5,000	4,830
	PNC Financial Services Group Inc.	5.812%	6/12/26	23,870	23,960
	PNC Financial Services Group Inc.	3.150%	5/19/27	32,129	30,995
	PNC Financial Services Group Inc.	6.615%	10/20/27	8,820	9,082
	PNC Financial Services Group Inc.	5.354%	12/2/28	4,825	4,889
	PNC Financial Services Group Inc.	3.450%	4/23/29	11,370	10,756
	PNC Financial Services Group Inc.	5.582%	6/12/29	102,000	103,687
	PNC Financial Services Group Inc.	2.550%	1/22/30	41,508	36,854
	PNC Financial Services Group Inc.	5.492%	5/14/30	80,980	82,056
	PNC Financial Services Group Inc.	6.037%	10/28/33	10,000	10,346
	PNC Financial Services Group Inc.	5.068%	1/24/34	24,660	23,982
	PNC Financial Services Group Inc.	6.875%	10/20/34	4,500	4,906
	Progressive Corp.	2.500%	3/15/27	6,700	6,414
	Progressive Corp.	3.200%	3/26/30	8,620	7,960
	Progressive Corp.	4.950%	6/15/33	10,000	9,893
[6]	Protective Life Global Funding	4.772%	12/9/29	15,000	14,864
[3]	Royal Bank of Canada	1.400%	11/2/26	12,950	12,227
	Royal Bank of Canada	3.625%	5/4/27	6,700	6,544
[3]	Royal Bank of Canada	5.069%	7/23/27	67,810	68,121
[3]	Royal Bank of Canada	4.510%	10/18/27	10,000	9,958
[3]	Royal Bank of Canada	5.200%	8/1/28	12,470	12,570
[3]	Royal Bank of Canada	4.522%	10/18/28	10,000	9,910
	Royal Bank of Canada	3.875%	5/4/32	7,300	6,713
[3]	Royal Bank of Canada	5.000%	2/1/33	8,552	8,399
	State Street Corp.	5.272%	8/3/26	30,000	30,294
	State Street Corp.	4.330%	10/22/27	5,000	4,966

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	5.820%	11/4/28	20,000	20,558
	State Street Corp.	4.530%	2/20/29	12,760	12,613
	State Street Corp.	3.152%	3/30/31	280	256
	State Street Corp.	5.159%	5/18/34	10,000	9,919
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	15,800	15,912
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	33,080	33,639
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	14,962	14,505
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	14,400	13,621
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,290	10,042
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	21,000	20,249
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	4,040	3,881
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	24,260	21,730
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	40,437	40,859
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	12,441
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	12,030	10,749
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	21,350	18,251
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	30,000	30,312
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	25,000	25,268
[6]	Swedbank AB	4.998%	11/20/29	14,700	14,651
	Toronto-Dominion Bank	4.568%	12/17/26	10,000	9,976
	Toronto-Dominion Bank	5.156%	1/10/28	8,686	8,728
	Toronto-Dominion Bank	4.783%	12/17/29	7,490	7,388
[3]	Toronto-Dominion Bank	3.200%	3/10/32	7,948	6,943
[3]	Truist Financial Corp.	4.873%	1/26/29	8,000	7,949
	UBS AG	5.000%	7/9/27	26,867	27,016
	UBS AG	7.500%	2/15/28	19,463	20,837
	UBS AG	5.650%	9/11/28	5,000	5,112
[6]	UBS Group AG	4.703%	8/5/27	8,220	8,180
[6]	UBS Group AG	6.327%	12/22/27	14,711	15,083
[6]	UBS Group AG	4.282%	1/9/28	43,635	42,616
[6]	UBS Group AG	6.442%	8/11/28	25,000	25,827
[6]	UBS Group AG	5.428%	2/8/30	15,000	15,091
[6]	UBS Group AG	5.617%	9/13/30	50,920	51,721
[6]	UBS Group AG	3.091%	5/14/32	7,000	6,095
[3]	US Bancorp	3.100%	4/27/26	3,024	2,960
[3]	US Bancorp	2.215%	1/27/28	26,508	25,113
[3]	US Bancorp	3.900%	4/26/28	7,700	7,469
	US Bancorp	5.775%	6/12/29	14,000	14,328
	US Bancorp	5.384%	1/23/30	19,610	19,780
[3]	US Bancorp	1.375%	7/22/30	6,429	5,303
	US Bancorp	5.100%	7/23/30	17,645	17,605
[3]	US Bancorp	4.967%	7/22/33	35,965	34,481
	US Bancorp	5.850%	10/21/33	18,000	18,408
	US Bancorp	4.839%	2/1/34	4,970	4,749
	US Bank NA	4.507%	10/22/27	10,000	9,941
	Wells Fargo & Co.	3.000%	4/22/26	20,000	19,561
	Wells Fargo & Co.	3.000%	10/23/26	16,620	16,113
[3]	Wells Fargo & Co.	3.196%	6/17/27	7,100	6,934
[3]	Wells Fargo & Co.	2.393%	6/2/28	14,020	13,201
	Wells Fargo & Co.	6.303%	10/23/29	30,320	31,515
[3]	Wells Fargo & Co.	4.897%	7/25/33	10,000	9,660
[3,7,8]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	5.176%	2/16/26	19,700	12,236
[3,7,8]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.950%	5.363%	11/11/25	5,100	3,172
					4,599,136
Health Care (2.9%)
	AbbVie Inc.	4.800%	3/15/29	23,270	23,248
	AbbVie Inc.	4.950%	3/15/31	38,055	38,023
	AbbVie Inc.	5.050%	3/15/34	36,250	35,814
	Amgen Inc.	5.150%	3/2/28	16,835	16,955
	Amgen Inc.	5.250%	3/2/33	10,000	9,926
[3]	Ascension Health	2.532%	11/15/29	2,500	2,246
	AstraZeneca Finance LLC	4.850%	2/26/29	3,850	3,858
	AstraZeneca Finance LLC	4.900%	2/26/31	25,000	24,969
	AstraZeneca Finance LLC	4.875%	3/3/33	10,000	9,877
	AstraZeneca Finance LLC	5.000%	2/26/34	21,390	21,148
	AstraZeneca plc	1.375%	8/6/30	26,523	22,090
	Baxter International Inc.	1.915%	2/1/27	33,640	31,711
	Baxter International Inc.	3.950%	4/1/30	20,000	18,876
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	7,000	6,865

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	3.400%	7/26/29	12,720	11,992
	Bristol-Myers Squibb Co.	5.100%	2/22/31	3,950	3,975
	Bristol-Myers Squibb Co.	5.200%	2/22/34	32,855	32,758
	Cardinal Health Inc.	3.410%	6/15/27	25,240	24,461
[3]	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,681
	Cencora Inc.	4.625%	12/15/27	9,690	9,688
	Cencora Inc.	4.850%	12/15/29	5,875	5,834
	Cencora Inc.	2.700%	3/15/31	15,000	13,011
	Cencora Inc.	5.150%	2/15/35	10,885	10,610
[3]	Cigna Group	3.400%	3/1/27	9,665	9,396
	Cigna Group	5.000%	5/15/29	6,548	6,543
	Elevance Health Inc.	4.101%	3/1/28	6,765	6,613
	Elevance Health Inc.	2.550%	3/15/31	14,105	12,101
	Elevance Health Inc.	4.100%	5/15/32	11,975	11,058
	Elevance Health Inc.	4.750%	2/15/33	3,005	2,878
	Eli Lilly & Co.	4.700%	2/9/34	12,930	12,535
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,762	12,068
	McKesson Corp.	4.900%	7/15/28	9,243	9,273
	Merck & Co. Inc.	2.150%	12/10/31	14,885	12,433
	Pfizer Inc.	2.625%	4/1/30	4,545	4,076
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	62,860	62,300
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	43,585	43,117
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	13,620	13,189
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	278	268
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	4,473
	Quest Diagnostics Inc.	4.200%	6/30/29	15,245	14,781
	Quest Diagnostics Inc.	4.625%	12/15/29	11,430	11,242
	Quest Diagnostics Inc.	2.950%	6/30/30	16,485	14,802
	Quest Diagnostics Inc.	2.800%	6/30/31	9,600	8,333
[6]	Roche Holdings Inc.	4.909%	3/8/31	25,745	25,679
[6]	Roche Holdings Inc.	4.985%	3/8/34	25,700	25,446
	Sutter Health	5.164%	8/15/33	3,785	3,761
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	14,055	14,173
	UnitedHealth Group Inc.	3.875%	12/15/28	8,345	8,069
	UnitedHealth Group Inc.	4.250%	1/15/29	42,195	41,351
	UnitedHealth Group Inc.	4.800%	1/15/30	970	965
	UnitedHealth Group Inc.	5.300%	2/15/30	2,750	2,794
	UnitedHealth Group Inc.	2.000%	5/15/30	1,935	1,666
	UnitedHealth Group Inc.	4.900%	4/15/31	39,835	39,614
	UnitedHealth Group Inc.	2.300%	5/15/31	11,500	9,776
	UnitedHealth Group Inc.	4.500%	4/15/33	15,185	14,403
	UnitedHealth Group Inc.	5.000%	4/15/34	23,975	23,378
					862,170
Industrials (0.7%)
	Canadian National Railway Co.	3.850%	8/5/32	6,900	6,365
	Cummins Inc.	4.900%	2/20/29	7,140	7,185
	Emerson Electric Co.	2.000%	12/21/28	17,890	16,140
[6]	ERAC USA Finance LLC	5.000%	2/15/29	16,470	16,519
	Honeywell International Inc.	1.750%	9/1/31	20,250	16,583
	John Deere Capital Corp.	4.500%	1/16/29	13,520	13,397
[3]	John Deere Capital Corp.	4.700%	6/10/30	6,625	6,602
[3]	John Deere Capital Corp.	2.000%	6/17/31	25,000	20,956
	L3Harris Technologies Inc.	4.400%	6/15/28	11,008	10,817
	Lockheed Martin Corp.	4.450%	5/15/28	5,250	5,211
	Lockheed Martin Corp.	4.500%	2/15/29	35,460	35,064
	Lockheed Martin Corp.	1.850%	6/15/30	5,895	5,045
	Lockheed Martin Corp.	3.900%	6/15/32	9,670	8,983
	Northrop Grumman Corp.	3.250%	1/15/28	25,747	24,600
	Rockwell Automation Inc.	1.750%	8/15/31	2,500	2,046
	RTX Corp.	2.375%	3/15/32	11,326	9,402
	Tyco Electronics Group SA	4.500%	2/13/26	2,949	2,949
					207,864
Materials (0.4%)
	Air Products and Chemicals Inc.	4.750%	2/8/31	5,265	5,227
	Air Products and Chemicals Inc.	4.850%	2/8/34	26,665	26,022
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	10,300	10,283
	Linde Inc.	1.100%	8/10/30	12,430	10,268
	Nutrien Ltd.	2.950%	5/13/30	12,300	11,063
[6]	Smurfit Westrock Financing DAC	5.418%	1/15/35	45,540	45,288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vulcan Materials Co.	4.950%	12/1/29	7,226	7,201
	WRKCo Inc.	4.900%	3/15/29	12,000	11,922
					127,274
Real Estate (0.7%)
	American Homes 4 Rent LP	4.900%	2/15/29	14,833	14,710
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	2,960	2,871
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,152
	AvalonBay Communities Inc.	1.900%	12/1/28	5,000	4,469
	AvalonBay Communities Inc.	5.000%	2/15/33	3,300	3,249
	AvalonBay Communities Inc.	5.350%	6/1/34	9,915	9,957
	Camden Property Trust	5.850%	11/3/26	8,000	8,169
	Camden Property Trust	4.900%	1/15/34	10,000	9,702
	ERP Operating LP	2.850%	11/1/26	3,000	2,907
	ERP Operating LP	4.150%	12/1/28	11,480	11,218
	ERP Operating LP	2.500%	2/15/30	1,500	1,333
	ERP Operating LP	1.850%	8/1/31	4,750	3,916
	Extra Space Storage LP	5.700%	4/1/28	7,290	7,441
	Mid-America Apartments LP	5.000%	3/15/34	12,235	11,897
	Prologis LP	2.125%	4/15/27	3,600	3,410
	Prologis LP	1.250%	10/15/30	10,000	8,187
	Prologis LP	1.750%	2/1/31	7,783	6,454
	Prologis LP	4.625%	1/15/33	7,817	7,534
	Public Storage Operating Co.	1.850%	5/1/28	5,710	5,207
	Public Storage Operating Co.	1.950%	11/9/28	3,500	3,149
	Public Storage Operating Co.	5.125%	1/15/29	2,670	2,701
	Public Storage Operating Co.	3.385%	5/1/29	11,800	11,137
	Public Storage Operating Co.	2.300%	5/1/31	9,170	7,835
	Public Storage Operating Co.	5.100%	8/1/33	7,500	7,447
	Realty Income Corp.	0.750%	3/15/26	4,710	4,492
	Realty Income Corp.	4.125%	10/15/26	16,355	16,196
	Simon Property Group LP	1.375%	1/15/27	5,000	4,686
	Simon Property Group LP	3.375%	6/15/27	10,780	10,478
	Simon Property Group LP	2.450%	9/13/29	3,300	2,966
	Simon Property Group LP	2.650%	7/15/30	11,500	10,229
					206,099
Technology (1.1%)
	Analog Devices Inc.	1.700%	10/1/28	9,350	8,387
	Analog Devices Inc.	2.100%	10/1/31	14,030	11,751
	Analog Devices Inc.	5.050%	4/1/34	3,250	3,244
	Applied Materials Inc.	4.800%	6/15/29	5,905	5,925
	Automatic Data Processing Inc.	4.450%	9/9/34	20,125	19,128
	Broadcom Inc.	5.050%	7/12/27	5,045	5,093
	Broadcom Inc.	5.050%	7/12/29	21,301	21,376
[3]	Broadcom Inc.	4.550%	2/15/32	10,000	9,666
[6]	Broadcom Inc.	3.469%	4/15/34	10,000	8,659
	Cisco Systems Inc.	4.850%	2/26/29	18,540	18,648
	Cisco Systems Inc.	4.950%	2/26/31	37,410	37,524
	Cisco Systems Inc.	5.050%	2/26/34	19,960	19,875
	Dell International LLC	4.900%	10/1/26	15,890	15,928
	Dell International LLC	5.250%	2/1/28	8,410	8,506
	Dell International LLC	4.350%	2/1/30	9,283	8,983
	Dell International LLC	5.400%	4/15/34	10,000	9,962
	Fidelity National Information Services Inc.	1.150%	3/1/26	12,060	11,567
	Intel Corp.	3.150%	5/11/27	5,675	5,443
	Intel Corp.	5.125%	2/10/30	10,000	9,905
	Intel Corp.	5.000%	2/21/31	10,000	9,809
	Intel Corp.	2.000%	8/12/31	20,000	16,103
	S&P Global Inc.	2.700%	3/1/29	48,460	44,605
	S&P Global Inc.	2.500%	12/1/29	10,680	9,595
	S&P Global Inc.	2.900%	3/1/32	4,820	4,201
	Salesforce Inc.	1.950%	7/15/31	7,425	6,232
	Texas Instruments Inc.	3.650%	8/16/32	6,365	5,838
					335,953
Utilities (1.0%)
	AEP Transmission Co. LLC	3.100%	12/1/26	8,040	7,814
	Ameren Illinois Co.	1.550%	11/15/30	8,575	7,093
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	8,745	7,449
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	4,770	4,657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	10,000	10,094
[3]	Commonwealth Edison Co.	3.150%	3/15/32	3,000	2,637
	Commonwealth Edison Co.	4.900%	2/1/33	11,320	11,081
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	14,650	14,206
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,000	8,364
	DTE Electric Co.	2.250%	3/1/30	6,000	5,286
	Duke Energy Carolinas LLC	3.950%	11/15/28	6,005	5,831
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	6,681
	Duke Energy Carolinas LLC	2.550%	4/15/31	8,576	7,425
	Duke Energy Carolinas LLC	4.950%	1/15/33	7,470	7,348
	Duke Energy Florida LLC	3.800%	7/15/28	10,765	10,429
	Duke Energy Florida LLC	2.500%	12/1/29	16,960	15,235
	Duke Energy Progress LLC	3.700%	9/1/28	12,100	11,649
	Duke Energy Progress LLC	3.450%	3/15/29	1,520	1,441
	Entergy Arkansas LLC	5.150%	1/15/33	4,480	4,463
	Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,353
[3]	Kentucky Utilities Co.	5.450%	4/15/33	7,630	7,695
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,675	9,291
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	10,945	10,573
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,996	9,547
[3]	Nevada Power Co.	2.400%	5/1/30	8,360	7,350
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	8,410	7,944
[3]	PG&E Recovery Funding LLC	5.045%	7/15/32	2,280	2,285
	PPL Electric Utilities Corp.	4.850%	2/15/34	9,950	9,692
	Public Service Co. of Colorado	5.350%	5/15/34	6,110	6,115
[3]	Public Service Electric & Gas Co.	4.650%	3/15/33	9,990	9,663
[3]	Public Service Electric & Gas Co.	5.200%	3/1/34	10,000	9,967
	Southern California Edison Co.	4.400%	9/6/26	8,675	8,640
	Union Electric Co.	5.200%	4/1/34	7,500	7,446
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	10,000	9,703
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	13,808	13,458
	Virginia Electric & Power Co.	5.000%	4/1/33	15,190	14,862
	Wisconsin Electric Power Co.	4.750%	9/30/32	2,500	2,466
					301,233
Total Corporate Bonds (Cost $8,684,173)					8,505,137
Sovereign Bonds (2.0%)
[3]	Arab Petroleum Investments Corp.	1.460%	6/30/25	2,880	2,826
[3,6,9]	Bank Gospodarstwa Krajowego	6.250%	10/31/28	20,430	21,195
[3]	Bermuda	3.717%	1/25/27	11,758	11,374
[3]	Bermuda	4.750%	2/15/29	10,984	10,710
[3]	Bermuda	2.375%	8/20/30	5,000	4,243
[3]	Bermuda	5.000%	7/15/32	11,700	11,275
[3,6]	Central American Bank for Economic Integration	5.000%	1/25/27	29,484	29,596
[3,10]	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	8,396
	Export-Import Bank of Korea	2.625%	5/26/26	2,000	1,944
[3,6]	Kingdom of Saudi Arabia	4.750%	1/16/30	35,656	34,981
[3]	Kingdom of Saudi Arabia	4.750%	1/16/30	14,870	14,601
[3]	Korea Electric Power Corp.	1.125%	6/15/25	8,400	8,253
[3]	Korea Gas Corp.	3.875%	7/13/27	35,000	34,355
	Korea Hydro & Nuclear Power Co. Ltd.	1.250%	4/27/26	35,000	33,386
	Korea Hydro & Nuclear Power Co. Ltd.	4.250%	7/27/27	35,000	34,578
[3,6]	KSA Sukuk Ltd.	5.250%	6/4/27	26,740	26,941
[3]	KSA Sukuk Ltd.	5.250%	6/4/27	10,700	10,782
[3,6]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	6,437
[3,6]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	24,580	23,605
[3,6]	Ontario Teachers' Finance Trust	1.250%	9/27/30	25,000	20,578
[3]	Republic of Chile	2.750%	1/31/27	88,929	84,748
[3]	Republic of Chile	4.850%	1/22/29	6,000	5,941
[3]	Republic of Poland	5.125%	9/18/34	14,425	13,951
[3]	Saudi Arabian Oil Co.	1.625%	11/24/25	7,190	6,990
[3]	Saudi Arabian Oil Co.	3.500%	4/16/29	5,160	4,846
[3,11]	State of Israel	1.500%	1/16/29	4,279	4,093
[3]	State of Israel	5.375%	3/12/29	7,770	7,743
[3]	State of Israel	2.500%	1/15/30	435	378
[3]	Temasek Financial I Ltd.	1.000%	10/6/30	5,000	4,102
[3,6]	Temasek Financial I Ltd.	1.625%	8/2/31	125,000	103,127
[3,6]	Tokyo Metropolitan Government	4.625%	6/1/26	14,160	14,127
Total Sovereign Bonds (Cost $633,737)					600,102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.4%)
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	75,000	69,533
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	55,000	47,410
Total Taxable Municipal Bonds (Cost $130,000)					116,943
				Shares
Temporary Cash Investments (2.1%)
Money Market Fund (0.3%)
[12]	Vanguard Market Liquidity Fund	4.466%		975,967	97,597
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (1.8%)
	United States Treasury Bill	4.221%	11/28/25	552,109	531,991
Total Temporary Cash Investments (Cost $629,134)					629,588
Total Investments (99.9%) (Cost $30,612,642)					30,044,824
Other Assets and Liabilities—Net (0.1%)					24,283
Net Assets (100%)					30,069,107
Cost is in $000.
1	Securities with a value of $1,035,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $11,459,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2024.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $2,723,284,000, representing 9.1% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in Australian dollars.
9	Guaranteed by the Republic of Poland.
10	Guaranteed by the Government of Japan.
11	Face amount denominated in euro.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2025	2,505	515,051	(216)
5-Year U.S. Treasury Note	March 2025	1,735	184,439	(41)
Ultra Long U.S. Treasury Bond	March 2025	92	10,939	(444)
				(701)

Short Futures Contracts
10-Year U.S. Treasury Note	March 2025	(3,698)	(402,157)	3,740
Long U.S. Treasury Bond	March 2025	(426)	(48,497)	1,340
Ultra 10-Year U.S. Treasury Note	March 2025	(1,776)	(197,691)	3,942
				9,022
				8,321

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of Montreal	1/29/25	USD	19,499	AUD	30,060	894	—
Toronto-Dominion Bank	3/19/25	USD	5,817	EUR	5,573	25	—
Toronto-Dominion Bank	2/4/25	USD	1,275	GBP	1,018	1	—
						920	—
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Chile/A2	12/20/29	JPMC	22,490	1.000	364	436	—	(72)
1 Periodic premium received/paid quarterly.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At December 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,197,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2024, counterparties had deposited in segregated accounts securities with a value of $926,000 and cash of $260,000 in connection with TBA transactions.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	15,150,150	—	15,150,150
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,042,904	—	5,042,904
Corporate Bonds	—	8,505,137	—	8,505,137
Sovereign Bonds	—	600,102	—	600,102
Taxable Municipal Bonds	—	116,943	—	116,943
Temporary Cash Investments	97,597	531,991	—	629,588
Total	97,597	29,947,227	—	30,044,824

Derivative Financial Instruments
Assets
Futures Contracts[1]	9,022	—	—	9,022
Forward Currency Contracts	—	920	—	920
Total	9,022	920	—	9,942
Liabilities
Futures Contracts[1]	(701)	—	—	(701)
Swap Contracts	—	(72)	—	(72)
Total	(701)	(72)	—	(773)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.